Note 6 - Share Capital (Detail) - Warrants outstanding							3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Oct. 14, 2011	Feb. 23, 2011	Dec. 16, 2010	Nov. 03, 2010	Aug. 18, 2010	May 14, 2010	Jun. 30, 2012 Warrants Exercisable 10,225 [Member]	Mar. 31, 2012 Warrants Exercisable 10,225 [Member]	Jun. 30, 2012 Warrants Exercisable 9,375 [Member]	Mar. 31, 2012 Warrants Exercisable 9,375 [Member]	Jun. 30, 2012 Warrants Exercisable 186,503 [Member]	Mar. 31, 2012 Warrants Exercisable 186,503 [Member]	Jun. 30, 2012 Warrants Exercisable 205,978 [Member]	Mar. 31, 2012 Warrants Exercisable 205,978 [Member]	Jun. 30, 2012 Warrants Exercisable 6,250 [Member]	Mar. 31, 2012 Warrants Exercisable 6,250 [Member]	Jun. 30, 2012 Warrants Exercisable 7,500 [Member]	Mar. 31, 2012 Warrants Exercisable 7,500 [Member]	Jun. 30, 2012 Warrants Exercisable 3,750 [Member]	Mar. 31, 2012 Warrants Exercisable 3,750 [Member]
Number of Warrants							10,225		9,375		186,503		205,978		6,250		7,500		3,750
Exercise Price (in Dollars per Item)	16.00	16.00	16.00	16.00	28.00	44.00	27.49	27.49	31.43	31.43	27.47	27.47	16.00	16.00	16.00	16.00	36.04	36.04	29.50	29.50
Expiration Date							Jul. 27, 2012	Jul. 27, 2012	Jan. 30, 2013	Jan. 30, 2013	Jan. 14, 2013	Jan. 14, 2013	Dec. 15, 2013	Dec. 15, 2013	Oct. 13, 2014	Oct. 13, 2014	Jun. 10, 2014	Jun. 10, 2014	May 13, 2015	May 13, 2015